LEASES	12 Months Ended
Dec. 31, 2021
Leases
LEASES

NOTE 5 – LEASES

Operating leases

1)	In October 2016, the Company entered into a long-term lease contract for approximately $2.2 million over 7 years commencing May 2017 for a new facility in Modi’in, Israel with the option to extend for an additional two periods of three years each. The facility houses the Company’s local biological drugs manufacturing facility, headquarters, discovery research and clinical development. The lease includes a security deposit of $0.4 million which is included in non-current assets on the balance sheet.

2)	The Company maintains operating lease agreements for vehicles it uses. The lease periods are generally for three years.

Finance Lease

In July 2017, the Company entered into a long-term lease contract for approximately $1.1 million over 3 years commencing April 2018 for a laboratory water purification system used in our manufacturing process.

The following table sets forth data regarding the Company’s leases:

	Year ended December 31,
	2021	2020	2019
	(in thousands)
Lease cost
Finance lease cost:
Amortization of right-of-use assets	$168	$168	$168
Interest on lease liabilities	1	9	20
Operating lease cost	595	535	554

Other information
Cash paid for amounts included in the measurement of lease liabilities:
Financing cash flows from finance leases	$104	$391	$361
Operating cash flows from operating leases	$586	$530	$506
Financing cash flows from finance leases	$1	$9	$20
Right-of-use assets obtained in exchange for new operating lease liabilities	$368	$230	$200

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 5 – LEASES (continued):

	December 31,
	2021	2020	2019
Weighted-average discount rate - finance leases	3.0%	3.0%	3%
Weighted-average discount rate - operating leases	4.0%	4.1%	4.2%
Weighted-average remaining lease term – finance lease	-	0.25	1.25
Weighted-average remaining lease term - operating leases	4.80	5.92	7.01

Future minimum lease payments under non-cancellable leases as of December 31, 2021 were as follows:

Operating Leases
(Dollars in thousands)
Year ending December 31,
2022	$615
2023	548
2024	429
2025	435
2026	435
Thereafter	145
Total future minimum lease payments	2,607
Less imputed interest	(255)
Total	$2,352

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)